Cover	Sep. 09, 2021
Cover [Abstract]
Entity Registrant Name	Stark Focus Group, Inc.
Entity Central Index Key	0001794942
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Sep. 09, 2021
Entity Ex Transition Period	false
Entity File Number	333-237100
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	32-0610316
Entity Address Address Line 1	Suite 3001
Entity Address Address Line 2	505 6th Street SW
Entity Address Address Line 3	Calgary
Entity Address City Or Town	Alberta
Entity Address Country	CA
Entity Address Postal Zip Code	T3E 2J4
City Area Code	403
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	237 - 8330